Shareholder Report	6 Months Ended
Dec. 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	MATRIX ADVISORS VALUE FUND INC.
Entity Central Index Key	0000720498
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Matrix Advisors Value Fund
Shareholder Report [Line Items]
Fund Name	Matrix Advisors Value Fund
Class Name	Matrix Advisors Value Fund
Trading Symbol	MAVFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Matrix Advisors Value Fund for the period of July 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://matrixadvisorsvaluefund.com/fund-application-and-documents/. You can also request this information by contacting us at 1-800-366-6223.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-366-6223
Additional Information Website	https://matrixadvisorsvaluefund.com/fund-application-and-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Matrix Advisors Value Fund	$53	0.99%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.99%
Material Change Date	Feb. 21, 2025
Net Assets	$ 70,502,351
Holdings Count | $ / shares	33
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$70,502,351
Number of Holdings	33
Portfolio Turnover	5%

Holdings [Text Block]

Top Sectors	(% of net assets)
Finance and Insurance	30.3%
Manufacturing	27.4%
Information	16.3%
Retail Trade	7.8%
Professional, Scientific, and Technical Services	7.7%
Administrative and Support and Waste Management and Remediation Services	3.9%
Wholesale Trade	3.1%
Transportation and Warehousing	3.1%
Utilities	0.4%
Cash & Other	0.0%

Top 10 Issuers	(% of net assets)
Alphabet, Inc.	7.7%
Microsoft Corp.	7.3%
Apple, Inc.	5.8%
Meta Platforms, Inc.	5.5%
Amazon.com, Inc.	5.4%
JPMorgan Chase & Co.	4.8%
The Goldman Sachs Group, Inc.	4.8%
Morgan Stanley	4.4%
The Bank Of New York Mellon Corp.	4.1%
PayPal Holdings, Inc.	4.0%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On or about February 21, 2025, the Matrix Advisors Value Fund will be reorganized with an into a newly created exchange-traded fund offered by EA Series Trust, pursuant to an agreement and plan of reorganization approved by the Fund’s Board of Directors and shareholders.

Updated Prospectus Web Address	https://matrixadvisorsvaluefund.com/fund-application-and-documents/